Unit-based Compensation - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 25, 2024	Oct. 07, 2024	Dec. 23, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Line Items]
Selling, General and Administrative Expense				$ 111,375,000	$ 36,070,000
SOLV Energy Holdings LLC [Member]
Share-Based Payment Arrangement [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	20.00%
Stock Issued During Period, Shares, Employee Stock Ownership Plan	107,297
Incremental Expenses On Vested Award							$ 776
Incremental Expenses On Vested UnAward							1,897
Share-Based Payment Arrangement, Cash Used to Settle Award						$ 96	480
Selling, General and Administrative Expense						211,041,000	127,885,000	$ 95,836,000
Percentage Of Partnership Interest			50.00%
SOLV Energy Holdings LLC [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			48,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 4,800
SOLV Energy Holdings LLC [Member] | Share-Based Payment Arrangement [Member]
Share-Based Payment Arrangement [Line Items]
Selling, General and Administrative Expense						24,003	5,395	265
SOLV Energy Holdings LLC [Member] | Time Vested Units [Member]
Share-Based Payment Arrangement [Line Items]
Share-Based Payment Arrangement, Expense						$ 2,761	$ 799	$ 943
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number						216,187	147,232	124,430		133,536
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						70,715	32,750	4,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						235	1,084
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						1,525	8,864	13,231
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						20.00%
Unrecognized Compensation Expense						$ 12,554
SOLV Energy Holdings LLC [Member] | Performance Vested Units [Member]
Share-Based Payment Arrangement [Line Items]
Share-Based Payment Arrangement, Expense						$ 555	$ 520	$ 526
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number						123,953	126,320	118,377		130,536
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						0	15,250	4,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						2,367	7,307	16,284
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						20.00%
Unrecognized Compensation Expense						$ 2,581
SOLV Energy Holdings LLC [Member] | Class B1 Units [Member]
Share-Based Payment Arrangement [Line Items]
Share-Based Payment Arrangement, Expense							$ 830	$ 905
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number								150,229	143,916
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							3,447	6,313
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								4,863
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period							8,850
SOLV Energy Holdings LLC [Member] | Class C Units [Member]
Share-Based Payment Arrangement [Line Items]
Share-Based Payment Arrangement, Expense						7	$ 1,010
Stock Issued During Period, Shares, Restricted Stock Award, Gross		144,826
Stock Issued During Period, Shares, Employee Stock Ownership Plan	15,696
Unrecognized Compensation Expense						2,142
SOLV Energy Holdings LLC [Member] | Class B2 Units [Member]
Share-Based Payment Arrangement [Line Items]
Share-Based Payment Arrangement, Expense						$ 1,743
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		64,232						64,232	62,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								2,232
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								0